SEMIANNUAL
                                       REPORT
                               MARCH 31, 1998

                                                        TIP Funds [Logo Omitted]
                                                 TRUSTED INSTITUTIONAL PARTNERS



                       ===============================
                           Turner Growth Equity Fund
                       ===============================
                           Turner Midcap Growth Fund
                       ===============================
                         Turner Small Cap Growth Fund
                       ===============================
                            Turner Ultra Large Cap
                                 Growth Fund
                       ===============================

CONTENTS
--------------------------------------------------------------------------------

2  Total Returns and Fund Investment Objectives
3  Letter to Shareholders
6  Financial Statements


TIP FUNDS
--------------------------------------------------------------------------------
     The TIP Funds offer a series of 12 no-load mutual funds to individual and institutional investors. The minimum initial investment in a TIP Fund for regular accounts is $2,500 and $2,000 for individual retirement accounts. The minimum amount for subsequent investments is $500.
     Turner Investment Partners, Inc., based in Berwyn, Pennsylvania, serves as the investment adviser to six of the TIP Funds. The firm, founded in 1990, invests more than $2.8 billion in equity, fixed-income, and balanced portfolios on behalf of individuals and institutions. Turner Investment Partners advises the Turner Growth Equity Fund, the Turner Midcap Growth Fund, the Turner Small Cap Growth Fund, the Turner Ultra Large Cap Growth Fund, the Turner Fixed Income Fund, and the TIP Target Select Equity Fund.
     Turner also advises three TIP Institutional Funds: the Turner Micro Cap Growth Fund, the Turner Short Duration Funds-One Year Portfolio, and the Turner Short Duration Funds-Three Year Portfolio. Separate investment firms manage the other mutual funds in the TIP Funds family.




SHAREHOLDER SERVICES
--------------------------------------------------------------------------------
     TIP Funds shareholders receive annual and semiannual reports and monthly account statements. Shareholders who have questions about their accounts may call a toll-free telephone number, 1-800-224-6312. Or they may write to TIP Funds, Box 419805, Kansas City, Missouri 64141.


TOTAL RETURNS*
---------------------------------------------------------------------------------------------------------------------------
Periods ended March 31, 1998
                                                                   THREE              FIVE
                                        SIX          ONE           YEARS             YEARS             SINCE
                                      MONTHS        YEAR       (ANNUALIZED)      (ANNUALIZED)       INCEPTION**
---------------------------------------------------------------------------------------------------------------------------
Turner Growth
   Equity Fund                        13.03%        51.44%         29.58%            18.71%            18.41%
Turner Midcap
   Growth Fund                        14.74         66.84             --                --             39.75
Turner Small Cap
   Growth Fund                         9.51         58.72          38.62                --             31.82
Turner Ultra Large
   Cap Growth Fund                    19.48         55.75             --                --             39.10

 *Past performance cannot guarantee future results.  The investment return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
**The inception dates for each mutual fund are as follows: Turner Growth Equity Fund, March 11, 1992; Turner Midcap
  Growth Fund, October 1, 1996; Turner Small Cap Growth Fund, February 7, 1994; and Turner Ultra Large Cap Growth Fund,
  February 1, 1997.


FUND INVESTMENT OBJECTIVES
--------------------------------------------------------------------------------

     THE TURNER GROWTH EQUITY FUND seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks that, in Turner's opinion, have strong earnings growth potential. The Fund's economic-sector weightings approximate the sector weightings of the Russell 1000 Growth Index.
     THE TURNER MIDCAP GROWTH FUND seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks with market capitalizations between $500 million and $6 billion at the time of purchase that Turner believes offer strong earnings growth potential. The Fund's economic-sector weightings approximate the sector weightings of the Russell Midcap Growth Index.
     THE TURNER SMALL CAP GROWTH FUND seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks with market capitalizations not exceeding $1 billion that Turner believes offer strong earnings growth potential. The Fund's economic-sector weightings approximate the sector weightings of the Russell 2000 Growth Index.
     THE TURNER ULTRA LARGE CAP GROWTH FUND seeks capital appreciation. It invests primarily in a diversified portfolio of common stocks with market capitalizations exceeding $10 billion at the time of purchase that Turner believes offer strong earnings growth potential. The Fund's economic-sector weightings approximate the sector weightings of the Russell Top 200 Growth Index.

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------
The stock market showed a split personality during the six-month period ended March 31 -- a sharp drop early on, followed by a powerful rally.
     In October, stocks corrected -- and how. A massive sell-off, precipitated by the ripple effects of Asia's widespread financial problems, ended the S&P 500 Index's unprecedented streak of going 84 consecutive months -- seven full years -- without at least a 10% correction. Characteristically, in this age of immediacy, the correction was accomplished swiftly, in slightly less than three weeks. Nevertheless, the S&P 500 rebounded to finish the fourth quarter of 1997 with a 2.87% gain.
     Then, in 1998's first quarter, the bull market resumed its extraordinary run, with the S&P 500 sprinting ahead 13.94% -- normally a premium return for a full year. The S&P 500 recorded 25 new highs in the quarter, as the impact of Asia's problems on the domestic economy and capital markets proved to be not nearly as dire as some had feared. Indeed, the renewed vigor of stocks reflected continuing good economic news (the current expansion turned seven years old in April, with no recession yet in sight). Altogether, it was the best quarter for stocks in 11 years.

OUR SIX-MONTH PERFORMANCE: ADMIRABLE
     As for our own mutual funds, they turned in generally favorable -- and in some cases, exceptional -- results versus their indexes over the past six months:
     (Bullet) The Turner Growth Equity Fund gained 13.03%, trailing the performance of the Russell 1000 Growth Index by 3.87 percentage points.
     (Bullet) The Turner Midcap Growth Fund continued its winning ways, with a return of 14.74% that beat the Russell Midcap Growth Index's results by 5.89 percentage points.
     (Bullet) The Turner Small Cap Growth Fund was up 9.50%, a performance advantage of 6.78 percentage points over the lackluster Russell 2000 Growth Index.
     (Bullet) The Turner Ultra Large Cap Growth Fund earned the highest return of all, 19.48%, but fell 0.29 percentage points short of equaling the Russell Top 200 Growth Index's gain.
     Also worthy of note in the past 12 months was the elite performance of our funds versus their peers, as calculated by Lipper Analytical Services. In the Capital Appreciation Funds category, Growth Equity ranked 38th among 232 competing funds, or in the 16th percentile. Among Mid-Cap Funds, Midcap Growth ranked second out of 274, or in the first percentile. In the Small-Cap Funds class, Small Cap Growth scored 17th out of 493, or in the third percentile. And in the Growth Funds category, Ultra Large Cap ranked 46th of 858, or in the fifth percentile.

LONG-TERM RATINGS: COMMENDABLE
     Similarly, our two oldest funds are in the upper percentiles of their categories for the longest applicable time spans. Growth Equity ranks 34th out of 86 for the past five years, and Small Cap Growth ranks first of 231 for the past four years.
     In general, during the past six months, our funds did a good job of avoiding the carnage caused by Asia's financial crisis. Before the crisis hit, we had already largely sold semiconductor, semiconductor capital-equipment, and money-center banking stocks because of their substantial exposure to Asia. For instance, beginning in late October, the semiconductor-capital equipment stocks in the producer-durables sector fell as much as 50% from their peak prices. But by then we had already switched into other producer-durables stocks of companies with little Asian presence.

By escaping severe losses in the market downturn, our funds thus stood in good stead to capitalize on the potent upturn that subsequently materialized. Also, as anticipated, we welcomed the resurgence of growth stocks in the second half of the period. Indeed, growth stocks out-performed value stocks in all capitalization segments, from the mega-caps to the small-caps. The broad-based Russell 3000 Growth Index, for instance, returned 14.83% to outperform the Russell 3000 Value Index by 3.50 percentage points in the first quarter. Altogether, for the period as a whole, our investments in the utilities, consumer-discretionary, consumer-staples, and materials/processing sectors performed well.

WE LOOK FOR AN UP YEAR
     Looking ahead, we think the economic backdrop in 1998 should be conducive to stock prices in aggregate moving higher. The reason for our positive market outlook: if the present isn't the best of all possible worlds for U.S. stocks, it's close. The quality of earnings has never been higher. U.S. corporations continue to enhance their competitiveness and earnings power with restructuring programs, acquisitions, and applications of new technology, all of which are in turn helping to produce returns on equity that are the envy of the world. Interest rates and inflation are low and stable, a throwback to the 1950s. Stocks figure to benefit for a long time to come from demand by a mighty demographic force: baby boomers investing heavily in 40l(k) and Keogh plans and Individual Retirement Accounts to prepare for retirement. And, as noted, the long-lived economic expansion continues.

WE SEEK EARNINGS GROWTH
     As we deal with market conditions in 1998, the cardinal principle of our investment approach will remain the same, of course: to seek superior returns by investing in companies with earnings that meet or exceed expectations. And as always, our funds remain fully invested, with minimal cash positions and sector weightings that closely approximate the sector weightings of their indexes. Our holdings are well diversified, with a maximum weighting in any one stock that's
1.2 times its index weighting and generally 2% or less of total assets.
     Briefly, here's the outlook for each of our funds:
     In investing for the Turner Growth Equity Fund, we are encouraged by signs of the market broadening, as the performance premium between large-cap and smaller-capitalization issues diminishes. That should play to the strengths of Growth Equity, in which mid-cap and small-cap stocks have historically accounted for 30-55% of our holdings. Our investments continue to represent solid earnings prospects --
     a consensus forecast of 17.0% earnings growth over the next year by Wall Street analysts, as calculated by I/B/E/S International. The Russell 1000 Growth Index, in contrast, has a comparable growth rate of 15.9%.
     The Turner Midcap Growth Fund's holdings still offer attractive valuations. Their ratio of price/earnings multiple to growth rate is 1.11, versus 2.04 for the large-cap S&P 500 stocks. Moreover, the companies' prospective earnings power remains formidable, with an I/B/E/S expected growth rate of 25.4% over the next 12 months. In comparison, the Russell Midcap Growth Index's rate is 21.0%.

In terms of sheer earnings power, small stocks -- the Turner Small Cap Growth Fund's province -- are the undisputed champions. Although year-over-year profit growth for large companies is now sagging, expected growth in earnings per share of the companies owned in Small Cap Growth remains vibrant: it's expected to rise by a median 32.3% over the next 12 months, according to I/B/E/S. We continue to think that as time passes, small-cap companies with earnings increases of 20% or more will look more and more appealing to investors. And in terms of valuations, they look appealing: small-cap growth stocks are now selling at only 1.2 times the trailing 12-month price/earnings multiple of large stocks (versus an average ratio of 1.6 since 1979).
     The Turner Ultra Large Cap Growth Fund, with its focus on the best big companies, has had a lot going for it lately: share liquidity, powerful brands that dominate their markets, strong cash flows that have financed record levels of stock repurchases, a consistently high level of earnings growth, and popularity among investors. We think the biggest and the best still have a lot going for them, including attractive earnings prospects. For instance, the companies we own have an I/B/E/S expected earnings growth rate of 15.1% in the next 12 months, versus 13.2% for the Russell Top 200 Growth Index.
     As always, we remain committed to our mission of delivering superior investment returns and service to you, our shareholders. And as always, we welcome your questions or comments.

/S/Signature

Robert E. Turner
CHAIRMAN AND CHIEF INVESTMENT OFFICER
TURNER INVESTMENT PARTNERS, INC.

STATEMENT OF NET ASSETS                                                TIP FUNDS
March 31, 1998                                                       (Unaudited)
                                                 Market
TURNER GROWTH                                    Value
EQUITY FUND                          Shares      (000)
------------------------------------------------------
COMMON STOCKS (98.0%)
BANKS (1.0%)
   SunTrust Banks                    12,840   $   968
                                              -------
BEAUTY PRODUCTS (5.2%)
   Colgate-Palmolive                 12,150     1,052
   Gillette                          12,750     1,513
   Procter & Gamble                  31,380     2,648
                                              -------
                                                5,213
                                              -------
BROADCASTING, NEWSPAPERS, AND ADVERTISING (2.0%)
   Chancellor Media, Cl A*           11,070       508
   Clear Channel Communications*      8,980       880
   Univision Communications*         17,000       633
                                              -------
                                                2,021
                                              -------
CHEMICALS (1.2%)
   E.I. duPont de Nemours            11,600       789
   Monsanto                           9,120       474
                                              -------
                                                1,263
                                              -------
COMMUNICATIONS EQUIPMENT (1.3%)
   Ciena*                            19,045       812
   Reltec*                           13,650       484
                                              -------
                                                1,296
                                              -------
COMPUTERS AND SERVICES (16.9%)
   America Online*                   16,080     1,098
   Cadence Design Systems*           22,930       794
   CBT Group*                        10,620       550
   Checkpoint Software*              12,350       564
   Cisco Systems*                    31,070     2,124
   Compuware*                        20,910     1,032
   Dell Computer*                    13,860       939
   Documentum*                       10,170       550
   Electronic Data Systems           20,770       953
   Gateway 2000*                     15,630       734
   ISS Group*                        13,080       509
   Microsoft*                        37,940     3,396
   Parametric Technology*            26,240       874
   Peoplesoft*                       19,600     1,033
   Storage Technology*               10,565       804
   Sungard Data Systems*             30,500     1,123
                                              -------
                                               17,077
                                              -------



                                                 Market
                                                 Value
                                    Shares       (000)
-------------------------------------------------------
DRUGS (10.9%)
   Bristol-Myers Squibb              18,840   $ 1,965
   Merck                             25,470     3,270
   Pfizer                            29,930     2,984
   Schering Plough                   18,240     1,490
   Warner Lambert                     7,440     1,267
                                              -------
                                               10,976
                                              -------
ENTERTAINMENT (1.7%)
   Walt Disney                       16,430     1,754
                                              -------
ENVIRONMENTAL SERVICES (0.7%)
   Allied Waste Industries*          30,190       754
                                              -------
FINANCIAL SERVICES (3.9%)
   Associates First Capital           9,580       757
   Fannie Mae                        18,590     1,176
   Morgan Stanley, Dean Witter,
     Discover                        16,770     1,222
   Providian Financial               14,290       821
                                              -------
                                                3,976
                                              -------
FOOD, BEVERAGE, AND TOBACCO (4.4%)
   Canandaigua Wine, Cl A*            5,320       304
   International Home Foods*         35,710     1,187
   Interstate Bakeries               19,090       617
   Ralston-Ralston Purina Group       7,140       757
   Sara Lee                          24,960     1,538
                                              -------
                                                4,403
                                              -------
HOUSEHOLD PRODUCTS (8.1%)
   Black & Decker                    13,920       739
   Clorox                            11,040       946
   Dial                              33,040       791
   General Electric                  65,540     5,649
                                              -------
                                                8,125
                                              -------
INSURANCE (0.6%)
   Exel                               7,580       587
                                              -------
LEASING AND RENTING (0.8%)
   Pitney Bowes                      15,230       764
                                              -------

 The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                        TIP FUNDS
March 31, 1998                                                (Unaudited)


                                                Market
TURNER GROWTH                                   Value
EQUITY FUND (Continued)               Shares    (000)
-----------------------------------------------------
MACHINERY (4.7%)
   Applied Materials*                19,330   $   683
   Danaher                            9,460       718
   Emerson Electric                  11,160       727
   Illinois Tool Works               12,270       794
   McDermott International           20,900       863
   Tyco International Limited        16,820       919
                                               ------
                                                4,704
                                               ------
MARINE TRANSPORTATION (0.8%)
   Carnival                          11,980       836
                                               ------
MEDICAL PRODUCTS AND SERVICES (7.3%)
   Becton, Dickinson                  9,620       655
   Beverly Enterprises*              52,890       704
   Boston Scientific*                15,070     1,017
   Guidant                           13,250       972
   Health Management
     Associates, Cl A*               25,940       743
   Medtronic                         17,350       900
   Tenet Healthcare*                 45,290     1,645
   Universal Health Services*        13,260       766
                                               ------
                                                7,402
                                               ------
MISCELLANEOUS BUSINESS SERVICES (2.8%)
   Cendant*                          32,043     1,270
   HBO                               25,950     1,567
                                               ------
                                                2,837
                                               ------
MISCELLANEOUS CONSUMER SERVICES (0.5%)
   Stewart Enterprises, Cl A          9,000       501
                                               ------
PETROLEUM AND FUEL PRODUCTS (1.5%)
   EEX*                              78,110       766
   Occidental Petroleum              24,310       713
                                               ------
                                                1,479
                                               ------
PROFESSIONAL SERVICES (0.8%)
   Paychex                           13,650       787
                                               ------
RETAIL (11.0%)
   Abercrombie & Fitch, Cl A*        11,660       490
   Albertson's                       17,280       909
   Costco*                           18,810     1,004
   CVS                               10,450       789


                                                 Market
                                                 Value
                                    Shares       (000)
-------------------------------------------------------
   Estee Lauder                       7,680   $   521
   General Nutrition*                12,080       480
   Home Depot                        11,325       764
   Kohls*                             5,860       479
   Kroger*                           10,730       496
   Lowe's                             6,940       487
   McDonald's                        13,530       812
   Office Depot*                     17,550       546
   Proffitts*                        13,640       494
   Safeway*                          36,800     1,359
   Starbucks*                        15,950       723
   Walgreen                          20,390       717
                                              -------
                                               11,070
                                              -------
RUBBER AND PLASTIC (0.5%)
   Goodyear Tire & Rubber             6,830       517
                                              -------
SEMICONDUCTORS/INSTRUMENTS (5.1%)
   EMC*                              26,420       999
   Intel                             44,440     3,469
   Texas Instruments                 12,420       672
                                              -------
                                                5,140
                                              -------
SPECIALTY CONSTRUCTION (1.2%)
   Masco                             11,710       697
   United Rentals*                   18,310       476
                                              -------
                                                1,173
                                              -------
TELEPHONES AND TELECOMMUNICATION (2.6%)
   AT&T                              15,080       990
   Qwest Communications
     International*                  19,500       758
   WorldCom*                         20,020       862
                                              -------
                                                2,610
                                              -------
WHOLESALE (0.5%)
   McKesson                           8,600       497
                                              -------
TOTAL COMMON STOCKS
   (Cost $78,595)                              98,730
                                              -------


  The accompanying notes are an integral part of the financial statements.
                                        7

STATEMENT OF NET ASSETS                                       TIP FUNDS
March 31, 1998                                                (Unaudited)

                                    Face       Market
TURNER GROWTH                      Amount      Value
EQUITY FUND (Concluded)            (000)       (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT (0.4%)
   J.P. Morgan
     5.25%, dated 03/31/98,
     matures 04/01/98,
     repurchase price $371,025
     (collateralized by GNMA,
     9.00%, matures 06/15/16:
     market value $378,390)        $370,970  $    371
                                             --------
TOTAL REPURCHASE AGREEMENT
   (Cost $371)                                    371
                                             --------
TOTAL INVESTMENTS (98.4%)
   (Cost $78,966)                              99,101
                                             --------
OTHER ASSETS AND LIABILITIES, NET (1.6%)        1,646
                                             --------

NET ASSETS
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 7,669,253 outstanding
     shares of beneficial interest             74,406
   Net investment loss                           (165)
   Accumulated net realized gain
     on investments                             6,371
   Net unrealized appreciation
     on investments                            20,135
                                             --------
TOTAL NET ASSETS (100.0%)                    $100,747
                                             ========
   Net Asset Value, Offering
     and Redemption Price
     Per Share                               $  13.14
                                             ========

*NON-INCOME PRODUCING SECURITY
CL -- CLASS
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION


                                                 Market
TURNER MIDCAP                                    Value
GROWTH FUND                          Shares      (000)
------------------------------------------------------
COMMON STOCKS (97.3%)
AIR TRANSPORTATION (0.9%)
   US Airways Group*                  2,540   $   188
                                              -------
APPAREL/TEXTILES (1.8%)
   Interface                          3,920       163
   Ralph Lauren*                      6,845       206
                                              -------
                                                  369
                                              -------
AUTOMOTIVE (2.1%)
   CSK Auto                           9,100       205
   Federal Mogul                      4,027       214
                                              -------
                                                  419
                                              -------
BANKS (2.7%)
   Dime Bancorp                       4,800       144
   Sovereign Bancorp                 11,000       200
   Zions Bancorp                      4,030       212
                                              -------
                                                  556
                                              -------
BROADCASTING, NEWSPAPERS, AND ADVERTISING (4.0%)
   Chancellor Media*                  4,090       188
   Clear Channel Communications*      1,880       184
   Heftel Broadcasting*               3,840       172
   Outdoor Systems*                   8,071       283
                                              -------
                                                  827
                                              -------
BUILDING AND CONSTRUCTION SUPPLIES (1.9%)
   Martin Marietta Materials          4,390       190
   Southdown                          2,840       198
                                              -------
                                                  388
                                              -------
CHEMICALS (1.0%)
   Avery Dennison                     3,840       205
                                              -------
COMMUNICATIONS EQUIPMENT (2.7%)
   Ciena*                             4,470       190
   Reltec*                            5,740       203
   Tekelec*                           3,650       166
                                              -------
                                                  559
                                              -------
COMPUTERS AND SERVICES (15.4%)
   Cadence Design Systems*            5,400       187
   Cambridge Technology Partners*     2,860       142

  The accompanying notes are an integral part of the financial statements.
                                        8

STATEMENT OF NET ASSETS                                               TIP FUNDS
March 31, 1998                                                       (Unaudited)
                                                Market
TURNER MIDCAP                                    Value
GROWTH FUND (Continued)              Shares      (000)
------------------------------------------------------
   CBT Group ADR*                     4,080   $   211
   Checkpoint Software*               3,700       169
   Compuware*                         4,110       203
   DST Systems*                       2,980       157
   Gateway 2000*                      4,000       188
   Hyperion Software*                 3,540       157
   Information Management
     Resources*                       3,800       224
   ISS Group Inc*                     3,910       152
   Network Appliance*                 6,750       240
   Parametric Technology*             4,400       147
   Saville Systems Ireland ADR*       4,480       230
   Storage Technology*                2,050       156
   Sungard Data Systems*              4,430       163
   Teradyne*                          5,300       212
   Veritas Software*                  3,615       214
                                              -------
                                                3,152
                                              -------
CONTAINERS AND PACKAGING (1.8%)
   Owens-Illinois*                    4,580       198
   Sealed Air*                        2,670       175
                                              -------
                                                  373
                                              -------
ENTERTAINMENT (1.1%)
   Bally Total Fitness*               6,790       214
                                              -------
ENVIRONMENTAL SERVICES (2.0%)
   Allied Waste Industries*           6,240       156
   Newpark Resources*                14,080       257
                                              -------
                                                  413
                                              -------
FINANCIAL SERVICES (1.8%)
   CMAC Investment                    3,000       200
   Ocwen Financial*                   6,105       169
                                              -------
                                                  369
                                              -------
FOOD, BEVERAGE, AND TOBACCO (3.5%)
   International Home Foods*          7,870       262
   Keebler Foods*                     8,060       242
   McCormick                          6,290       203
                                              -------
                                                  707
                                              -------


                                                Market
                                                 Value
                                    Shares       (000)
------------------------------------------------------
HOTELS AND LODGING (1.0%)
   Signature Resorts*                10,765   $   213
                                              -------
HOUSEHOLD PRODUCTS (4.6%)
   Black & Decker                     4,880       259
   Clorox                             2,856       245
   Dial                              12,270       294
   Valspar                            3,550       139
                                              -------
                                                  937
                                              -------
INSURANCE (1.8%)
   Ace Limited                        5,880       222
   Life Re                            2,040       150
                                              -------
                                                  372
                                              -------
MACHINERY (3.5%)
   Danaher                            2,340       178
   Kennametal                         3,880       204
   McDermott International            8,230       340
                                              -------
                                                  722
                                              -------
MEDICAL PRODUCTS AND SERVICES (10.1%)
   Becton, Dickinson                  2,550       173
   Beverly Enterprises*              16,860       224
   ESC Medical Systems*               4,910       172
   Health Management
     Associates, Cl A*                4,770       136
   Healthcare & Retirement*           5,360       230
   Patterson Dental*                  6,210       192
   Sofamor Danek Group*               2,745       234
   Sybron International*              7,430       194
   Total Renal Care Holdings*         7,930       264
   Universal Health Services*         4,361       252
                                              -------
                                                2,071
                                              -------
MISCELLANEOUS BUSINESS SERVICES (3.4%)
   BMC Software*                      3,190       267
   Fiserv*                            3,540       224
   J.D. Edwards & Company*            6,120       200
                                              -------
                                                  691
                                              -------
MISCELLANEOUS CONSUMER SERVICES (1.0%)
   Romac International*               7,600       209
                                              -------

   The accompanying notes are an integral part of the financial statements.
                                        9

STATEMENT OF NET ASSETS                                                TIP FUNDS
March 31, 1998                                                       (Unaudited)

                                                 Market
TURNER MIDCAP                                    Value
GROWTH FUND (Continued)              Shares      (000)
------------------------------------------------------
MISCELLANEOUS MANUFACTURING (0.7%)
   Kaydon                             3,670   $   150
                                              -------
OFFICE FURNITURE AND FIXTURES (0.9%)
   Steelcase, Cl A*                   4,960       181
                                              -------
PAPER AND PAPER PRODUCTS (0.7%)
   Mail-Well*                         3,850       146
                                              -------
PETROLEUM REFINING (3.4%)
   EEX*                              26,730       262
   R&B Falcon*                        5,870       174
   Tosco                              7,680       271
                                              -------
                                                  707
                                              -------
PROFESSIONAL SERVICES (4.9%)
   Caribiner International*           6,330       244
   Paychex                            3,490       201
   Quintiles Transnational*           3,120       150
   Robert Half International*         3,630       174
   Sylvan Learning Systems*           5,055       238
                                              -------
                                                1,007
                                              -------
RETAIL (11.4%)
   Abercrombie & Fitch, Cl A*         4,565       192
   Borders Group*                     6,135       209
   Brylane*                           3,460       194
   Dollar Tree Stores*                5,385       286
   Estee Lauder                       3,580       243
   General Nutrition*                 6,360       253
   Office Depot*                      6,585       205
   Outback Steakhouse*                5,540       217
   Proffitts*                         4,740       172
   Whole Foods Market*                2,750       192
   Williams Sonoma*                   3,157       183
                                              -------
                                                2,346
                                              -------
SEMICONDUCTORS/INSTRUMENTS (1.6%)
   Rambus*                            4,190       183
   Uniphase*                          3,485       147
                                              -------
                                                  330
                                              -------


                                  Shares/Face    Market
                                    Amount       Value
                                     (000)       (000)
------------------------------------------------------

SPECIALTY CONSTRUCTION (0.7%)
   United Rentals*                    5,760   $   150
                                              -------
TELEPHONES AND TELECOMMUNICATION (4.2%)
   Advanced Fibre Communication*      4,250       155
   Intermedia Communications
     of Florida*                      1,550       123
   McLeodusa, Cl A*                   4,250       179
   Qwest Communications
     International*                   5,860       228
   Tel-Save Holdings*                 7,700       175
                                              -------
                                                  860
                                              -------
WHOLESALE (0.7%)
   McKesson                           2,530       146
                                              -------
TOTAL COMMON STOCKS
   (Cost $17,362)                              19,977
                                              -------

REPURCHASE AGREEMENT (2.1%)
   Morgan Stanley
     5.25%, dated 03/31/98,
     matures 04/01/98, repurchase
     price $423,375 (collateralized
     by U.S. Treasury Note, 5.375%,
     05/31/98: market
     value $434,023)               $423,313       423
                                              -------
TOTAL REPURCHASE AGREEMENT
   (Cost $423)                                    423
                                              -------
TOTAL INVESTMENTS (99.4%)
   (Cost $17,785)                              20,400
                                              -------
OTHER ASSETS AND LIABILITIES, NET (0.6%)          135
                                              -------


 The accompanying notes are an integral part of the financial statements.
                                       10

STATEMENT OF NET ASSETS                                                TIP FUNDS
March 31, 1998                                                       (Unaudited)

                                               Market
TURNER MIDCAP                                  Value
GROWTH FUND (Concluded)                        (000)
-----------------------------------------------------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 1,306,329 outstanding
     shares of beneficial interest            $17,847
   Net investment loss                            (38)
   Accumulated net realized gain
     on investments                               111
   Net unrealized appreciation
     on investments                             2,615
                                              -------
TOTAL NET ASSETS (100.0%)                     $20,535
                                              =======

   Net Asset Value, Offering
     and Redemption Price
     Per Share                                $ 15.72
                                              =======

*NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS

                                                 Market
TURNER SMALL CAP                                 Value
GROWTH FUND                          Shares      (000)
-------------------------------------------------------
COMMON STOCKS (96.3%)
AGRICULTURE (0.5%)
   Agribiotech*                      57,570     $  903
                                                ------
AIR TRANSPORTATION (0.6%)
   Mesaba Holdings*                  32,430      1,020
                                                ------
APPAREL/TEXTILES (0.8%)
   Interface                         34,000      1,413
                                                ------
AUTOMOTIVE (0.7%)
   Federal Mogul                     24,430      1,299
                                                ------
BANKS (1.2%)
   Astoria Financial                 22,970      1,420
   Silicon Valley Bancshares*        13,260        810
                                                ------
                                                 2,230
                                                ------
BROADCASTING, NEWSPAPERS, AND ADVERTISING (1.5%)
   Heftel Broadcasting, Cl A*        31,460      1,408
   Lamar Advertising*                41,130      1,440
                                                ------
                                                 2,848
                                                ------
BUILDING AND CONSTRUCTION SUPPLIES (1.5%)
   Martin Marietta Materials         24,740      1,068
   Southdown                         25,880      1,804
                                                ------
                                                 2,872
                                                ------
CHEMICALS (1.6%)
   H.B. Fuller                       13,670        819
   OM Group                          22,490        947
   Scotts*                           37,280      1,291
                                                ------
                                                 3,057
                                                ------
COMMUNICATIONS EQUIPMENT (3.3%)
   Essex International*              33,600      1,327
   Inter-Tel                         76,600      2,063
   Premisys Communications*          53,940      1,547
   Tekelec*                          25,870      1,174
                                                ------
                                                 6,111
                                                ------
COMPUTERS AND SERVICES (14.1%)
   Advantage Learning Systems*       26,650        916
   Aspect Development*               36,810      2,020



 The accompanying notes are an integral part of the financial statements.
                                       11

STATEMENT OF NET ASSETS                                                TIP FUNDS
March 31, 1998                                                       (Unaudited)

                                                Market
TURNER SMALL CAP                                 Value
GROWTH FUND (Continued)              Shares      (000)
-------------------------------------------------------
Checkpoint Software*                 28,930   $ 1,322
   Computer Horizons*                25,600     1,286
   CSG Systems International*        25,930     1,173
   Discreet Logic*                   61,590     1,005
   Documentum*                       38,380     2,077
   FileNet*                          27,500     1,344
   Hyperion Software*                34,600     1,531
   Legato Systems*                   26,400     1,568
   Lycos*                            29,700     1,314
   Mercury Interactive*              58,700     2,143
   Network Appliance*                58,030     2,060
   Saville Systems Ireland ADR*      36,700     1,881
   Systems & Computers
     Technology*                     21,820       900
   Verisign*                         30,400     1,338
   Veritas Software*                 25,770     1,524
   Visual Networks*                  42,960     1,117
                                              -------
                                               26,519
                                              -------
CONTAINERS AND PACKAGING (0.5%)
   Ivex Packaging*                   40,240       986
                                              -------
DRUGS (2.2%)
   Medicis Pharmaceutical, Cl A*     43,180     1,884
   Parexel International*            71,070     2,221
                                              -------
                                                4,105
                                              -------
ENTERTAINMENT (0.8%)
   Bally Total Fitness*              45,950     1,447
                                              -------
ENVIRONMENTAL SERVICES (1.7%)
   American Disposal Services*       38,180     1,441
   Casella Waste Systems, Cl A*      34,190       904
   Newpark Resources*                47,650       870
                                              -------
                                                3,215
                                              -------
FINANCIAL SERVICES (3.7%)
   Amresco                           27,800       910
   CMAC Investment                   16,100     1,075
   Enhance Financial
     Services Group                  14,100       979
   Metris*                           31,070     1,352
   Ocwen Financial*                  34,300       952


                                                Market
                                                 Value
                                    Shares       (000)
------------------------------------------------------
   Sirrom Capital                    25,200   $   758
   Waddell & Reed
     Financial, Cl A*                37,960       987
                                              -------
                                                7,013
                                              -------
FOOD, BEVERAGE, AND TOBACCO (2.2%)
   American Italian Pasta*           36,830     1,330
   Michael Foods                     46,670     1,248
   Suiza Foods*                      26,211     1,612
                                              -------
                                                4,190
                                              -------
HOTELS AND LODGING (0.5%)
   Signature Resorts*                45,705       903
                                              -------
HOUSEHOLD FURNITURE AND FIXTURES (0.8%)
   Ethan Allen Interiors             23,670     1,414
                                              -------
INSURANCE (4.2%)
   Amerus Life Holdings, Cl A        22,600       732
   ESG Re Limited*                   39,130     1,017
   Executive Risk                    15,720     1,120
   Fidelity National Financial       27,357     1,005
   Life Re                           13,360       985
   Mutual Risk Management            44,460     1,506
   Policy Management Systems*         8,620       692
   Vesta Insurance Group             15,800       847
                                              -------
                                                7,904
                                              -------
MACHINERY (6.6%)
   Applied Power, Cl A               47,440     1,826
   Cooper*                           46,600     1,978
   Dril-Quip*                        19,020       618
   Kuhlman                           32,280     1,572
   Lam Research*                     49,300     1,387
   Magnetek*                         53,640     1,009
   Pentair                           29,990     1,342
   PRI Automation*                   49,300     1,291
   SPX                               17,820     1,360
                                              -------
                                               12,383
                                              -------
MEDICAL PRODUCTS AND SERVICES (10.0%)
   Alternative Living Services*      52,530     1,740
   Coast Dental Services*            52,970     1,490


   The accompanying notes are an integral part of the financial statements.
                                       12

STATEMENT OF NET ASSETS                                               TIP FUNDS
March 31, 1998                                                       (Unaudited)

                                                Market
TURNER SMALL CAP                                 Value
GROWTH FUND (Continued)              Shares      (000)
-------------------------------------------------------
   Concentra Managed Care*           28,127   $   865
   ESC Medical Systems*              49,550     1,740
   Hanger Orthopedic Group*          57,020       959
   Minimed*                          18,720       828
   Osteotech*                        60,100     1,555
   Province Healthcare*              45,760     1,201
   Renal Care Group*                 38,630     1,468
   Sofamor Danek Group*              24,270     2,069
   Theragenics*                      24,980     1,591
   Total Renal Care Holdings*             1        --
   Universal Health Services*        43,480     2,511
   Wesley Jessen*                    24,500       805
                                              -------
                                               18,822
                                              -------
MISCELLANEOUS BUSINESS SERVICES (6.0%)
   ATL Ultrasound*                   31,330     1,594
   Excite*                           43,660     2,224
   Genesys Telecom Labs*             43,420     1,650
   Information Management
     Resources*                      18,750     1,104
   Iss Group*                        23,980       932
   Medical Manager*                  53,400     1,549
   Vincam Group*                     42,350     1,228
   Walter Industries*                47,740     1,020
                                              -------
                                               11,301
                                              -------
MISCELLANEOUS CONSUMER SERVICES (2.2%)
   Romac International*              62,510     1,719
   Steiner Leisure Limited*          27,600     1,402
   Sunrise Assisted Living*          22,800     1,020
                                              -------
                                                4,141
                                              -------
MISCELLANEOUS MANUFACTURING (2.5%)
   Chicago Miniature Lamp*           50,280     1,955
   Compx International*              34,230       800
   Hexcel*                           31,000       853
   Kaydon                            26,420     1,080
                                              -------
                                                4,688
                                              -------
PAPER AND PAPER PRODUCTS (1.1%)
   Earthgrains                       20,840       921
   Mail-Well*                        32,020     1,213
                                              -------
                                                2,134
                                              -------

                                                Market
                                                 Value
                                    Shares       (000)
------------------------------------------------------
PETROLEUM AND FUEL PRODUCTS (3.9%)
   EEX*                              98,120$      963
   Global Industries*               128,040     2,609
   Ocean Energy*                     64,092     1,510
   Pride International*              55,350     1,321
   St. Mary Land & Exploration       23,460       897
                                              -------
                                                7,300
                                              -------
PROFESSIONAL SERVICES (1.8%)
   Caribiner International*          36,800     1,417
   Education Management*             30,040     1,021
   International Network Services*   35,200     1,030
                                              -------
                                                3,468
                                              -------
RAILROADS (0.6%)
   Coach USA*                        25,700     1,118
                                              -------
REAL ESTATE (1.1%)
   Lasalle Partners*                 23,430       761
   Trammell Crow*                    45,350     1,292
                                              -------
                                                2,053
                                              -------
RETAIL (8.1%)
   Brylane*                          29,390     1,648
   CDnow*                            40,150       964
   Dollar Tree Stores*               31,830     1,691
   Dominick's Supermarkets*          19,000       865
   Finish Line, Cl A*                63,880     1,517
   Goodys Family Clothing*           36,000     1,593
   Just for Feet*                    73,900     1,506
   Linens N Things*                  29,860     1,640
   Papa John's International*        38,100     1,462
   Williams Sonoma*                  39,560     2,290
                                              -------
                                               15,176
                                              -------
SEMICONDUCTORS/INSTRUMENTS (2.1%)
   Applied Micro Circuits            44,160       994
   MMC Networks*                     51,950     1,071
   Rambus*                           22,050       965
   SIPEX*                            30,370     1,002
                                              -------
                                                4,032
                                              -------

  The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                                TIP FUNDS
March 31, 1998                                                       (Unaudited)

                                  Shares/Face   Market
TURNER SMALL CAP                    Amount      Value
GROWTH FUND (Concluded)               (000)     (000)
------------------------------------------------------
SPECIALTY CONSTRUCTION (1.0%)
   Iteq*                             62,360  $    889
   United Rentals*                   40,030     1,041
                                             --------
                                                1,930
                                             --------
TELEPHONES AND TELECOMMUNICATION (3.8%)
   ICG Communications*               33,590     1,251
   Intermedia Communications
     of Florida*                     21,413     1,705
   Metromedia Fiber
     Network, Cl A*                  49,760     1,673
   Smartalk Teleservices*            48,760     1,557
   Tel-Save Holdings*                45,080     1,026
                                             --------
                                                7,212
                                             --------
TRUCKING (0.5%)
   Wabash National                   32,900       954
                                             --------
WHOLESALE (2.6%)
   Central Garden & Pet*             40,090     1,566
   JLK Direct Distribution, Cl A*    25,720       982
   North Face*                       53,170     1,289
   Pentacon*                         70,500       987
                                             --------
                                                4,824
                                             --------
TOTAL COMMON STOCKS
   (Cost $141,126)                            180,985
                                             --------

REPURCHASE AGREEMENT (1.7%)
   J.P. Morgan
    6.05%, dated 03/31/98,
    matures 04/01/98, repurchase
    price $3,286,955
    (collateralized by GNMA, 9.00%,
    matures 05/15/16-11/15/16:total
    market value $3,362,131)     $3,286,402     3,286
                                             --------
TOTAL REPURCHASE AGREEMENT
   (Cost $3,286)                                3,286
                                             --------


                                               Market
                                                Value
                                                (000)
------------------------------------------------------
TOTAL INVESTMENTS (98.0%)
   (Cost $144,412)                           $184,271
                                             --------
OTHER ASSETS AND LIABILITIES, NET (2.0%)        3,758
                                             --------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 6,639,516 outstanding
     shares of beneficial interest            146,476
   Net investment loss                           (781)
   Accumulated net realized gain
     on investments                             2,475
   Net unrealized appreciation
     on investments                            39,859
                                             --------
TOTAL NET ASSETS (100.0%)                    $188,029
                                             ========

   Net Asset Value, Offering
     and Redemption Price
     Per Share                               $  28.32
                                             ========
*NON-INCOME PRODUCING SECURITY
ADR -- AMERICAN DEPOSITORY RECEIPT
CL -- CLASS
GNMA -- GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

     The accompanying notes are an integral part of the financial statements.
                                       14

STATEMENT OF NET ASSETS                                                TIP FUNDS
March 31, 1998                                                       (Unaudited)

                                                Market
TURNER ULTRA LARGE CAP                          Value
GROWTH FUND                         Shares      (000)
-----------------------------------------------------
COMMON STOCKS (97.7%)
AIR TRANSPORTATION (1.1%)
   AMR*                               115    $     17
                                             --------
BANKS (2.0%)
   Chase Manhattan Bank               235          32
                                             --------
BEAUTY PRODUCTS (6.8%)
   Gillette                           392          47
   Procter & Gamble                   702          59
                                             --------
                                                  106
                                             --------
CHEMICALS (1.4%)
   Monsanto                           430          22
                                             --------
COMMUNICATIONS EQUIPMENT (4.0%)
   Lucent Technologies                240          31
   Tellabs*                           460          31
                                             --------
                                                   62
                                             --------
COMPUTERS AND SERVICES (11.7%)
   Cisco Systems*                     700          48
   Computer Associates                400          23
   Dell Computer*                     510          35
   Microsoft*                         865          77
                                             --------
                                                  183
                                             --------
DRUGS (19.2%)
   Bristol-Myers Squibb               567          59
   Eli Lilly                          572          34
   Merck                              540          69
   Pfizer                             663          66
   Schering Plough                    530          43
   Warner Lambert                     170          29
                                             --------
                                                  300
                                             --------
ENTERTAINMENT (2.0%)
   Walt Disney                        294          31
                                             --------
FINANCIAL SERVICES (4.5%)
   American Express                   327          30
   Fannie Mae                         635          40
                                             --------
                                                   70
                                             --------


                                                 Market
                                                 Value
                                     Shares      (000)
------------------------------------------------------
FOOD, BEVERAGE, AND TOBACCO (7.9%)
   Coca-Cola                            960  $     74
   Philip Morris                      1,209        50
                                             --------
                                                  124
                                             --------
HOUSEHOLD PRODUCTS (4.9%)
   General Electric                     890        77
                                             --------
MACHINERY (5.4%)
   Applied Materials*                   885        31
   Emerson Electric                     425        28
   Tyco International Limited           475        26
                                             --------
                                                   85
                                             --------
MEDICAL PRODUCTS AND SERVICES (3.1%)
   Boston Scientific*                   250        17
   Tenet Healthcare*                    855        31
                                             --------
                                                   48
                                             --------
MISCELLANEOUS BUSINESS SERVICES (2.2%)
   Cendant*                             855        34
                                             --------
PROFESSIONAL SERVICES (1.0%)
   Halliburton                          290        15
                                             --------
RETAIL (9.4%)
   Gap                                  222        10
   Home Depot                           399        27
   McDonald's                           375        23
   PepsiCo                              783        33
   Safeway*                             883        33
   Wal-Mart Stores                      437        22
                                             --------
                                                  148
                                             --------
SEMICONDUCTORS/INSTRUMENTS (9.6%)
   EMC*                                 850        32
   Intel                              1,105        86
   Texas Instruments                    610        33
                                             --------
                                                  151
                                             --------
TELEPHONES AND TELECOMMUNICATION (1.5%)
   WorldCom*                            550        24
                                             --------
TOTAL COMMON STOCKS
   (Cost $1,340)                                1,529
                                             --------

   The accompanying notes are an integral part of the financial statements.
                                       15

STATEMENT OF NET ASSETS                                               TIP FUNDS
March 31, 1998                                                       (Unaudited)

                                     Face       Market
TURNER ULTRA LARGE CAP              Amount       Value
GROWTH FUND (Concluded)              (000)       (000)
------------------------------------------------------
REPURCHASE AGREEMENT (0.3%)
   Morgan Stanley
     5.25%, dated 03/31/98,
     matures 04/01/98, repurchase
     price $4,311 (collateralized by
     U.S. Treasury Note, 5.375%,
     05/31/98, market
     value $4,419)                       $4  $      4
                                             --------
TOTAL REPURCHASE AGREEMENT
   (Cost $4)                                        4
                                             --------
TOTAL INVESTMENTS (98.0%)
   (Cost $1,344)                                1,533
                                             --------
OTHER ASSETS AND LIABILITIES, NET (2.0%)           32
                                             --------

NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 116,124 outstanding
     shares of beneficial interest              1,358
   Accumulated net realized gain
     on investments                                18
   Net unrealized appreciation
     on investments                               189
                                             --------
TOTAL NET ASSETS (100.0%)                    $  1,565
                                             ========

   Net Asset Value, Offering and
     Redemption Price
     Per Share                               $  13.47
                                             ========


*NON-INCOME PRODUCING SECURITY


 The accompanying notes are an integral part of the financial statements.
                                       16

STATEMENT OF OPERATIONS (000)                                          TIP FUNDS
                                                                     (Unaudited)


                                                   TURNER GROWTH  TURNER MIDCAP     TURNER SMALL    TURNER ULTRA
                                                       EQUITY         GROWTH            CAP          LARGE CAP
                                                        FUND           FUND         GROWTH FUND     GROWTH FUND
                                                  --------------  --------------   -------------   --------------
                                                   FOR THE SIX-   FOR THE SIX-     FOR THE SIX-     FOR THE SIX-
                                                   MONTH PERIOD   MONTH PERIOD     MONTH PERIOD     MONTH PERIOD
                                                  ENDED 3/31/98  ENDED 3/31/98(1)  ENDED 3/31/98  ENDED 3/31/98(2)
---------------------------------------------------------------------------------------------------------------------------
Investment Income:
   Dividends ............................             $ 264           $ 19            $  111          $  4
   Interest .............................                41             20                96             1
---------------------------------------------------------------------------------------------------------------------------

     Total Investment Income.............               305             39               207             5
---------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .............               352             46               791             4
   Investment Advisory Fee Waiver .......               (45)           (33)              (76)           (4)
   Reimbursements by Advisor.............                --             --                --           (41)
   Administrator Fees ...................                54             19                86            12
   Custodian Fees .......................                 7              5                 5             4
   Transfer Agent Fees ..................                30              9                61             8
   Professional Fees ....................                40              8                64             3
   Trustee Fees .........................                 3              1                 4            --
   Registration Fees ....................                31             14                38            14
   Pricing Fees .........................                 1             --                 1            --
   Printing Fees ........................                20              5                30             2
   Amortization of Deferred
     Organizational Costs ...............                 2              6                 2             2
   Insurance and Other Fees .............                (6)             1                 3             1
---------------------------------------------------------------------------------------------------------------------------
     Total Expenses .....................               489             81             1,009             5
     Directed Brokerage .................               (19)            (4)              (21)           --
---------------------------------------------------------------------------------------------------------------------------

       Net Expenses .....................               470             77               988             5
---------------------------------------------------------------------------------------------------------------------------
         Net Investment Loss ............              (165)           (38)             (781)           --
---------------------------------------------------------------------------------------------------------------------------
   Net Realized Gain From
     Securities Sold ....................            11,250            111             4,396            17
   Net Unrealized Appreciation
     of Investment Securities ...........               489          2,281            12,798           175
---------------------------------------------------------------------------------------------------------------------------

   Net Realized and Unrealized Gain
       on Investments ...................            11,739          2,392            17,194           192
---------------------------------------------------------------------------------------------------------------------------

   Net Increase in Net Assets Resulting
      From Operations ...................           $11,574         $2,354           $16,413          $192
===========================================================================================================================

(1) The Turner Midcap Growth Fund began operations on October 1, 1996.
(2) The Turner Ultra Large Cap Growth Fund began operations on February 1, 1997. Amounts designated as "--" are either $0 or have been rounded to $0.

 The accompanying notes are an integral part of the financial statements.
                                                            17

STATEMENT OF CHANGES IN NET ASSETS (000)                               TIP FUNDS
                                                                     (Unaudited)



                                                                                          TURNER GROWTH
                                                                                            EQUITY FUND
                                                                                    --------------------------
                                                                                              FOR THE
                                                                                     SIX-MONTH   TWELVE-MONTH
                                                                                   PERIOD ENDED  PERIOD ENDED
                                                                                      3/31/98       9/30/97
---------------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income (Loss) ..............................................          $  (165)      $  (187)
   Net Realized Gain on Securities Sold ......................................           11,250        23,807
   Net Unrealized Appreciation of
     Investment Securities ...................................................              489         3,066
---------------------------------------------------------------------------------------------------------------------------

     Net Increase in Net Assets Resulting
       from Operations .......................................................           11,574        26,686
---------------------------------------------------------------------------------------------------------------------------

Distributions to Shareholders:
   Net Investment Income .....................................................               --            --
   Realized Capital Gain .....................................................          (26,503)      (23,871)
---------------------------------------------------------------------------------------------------------------------------

     Total Distributions .....................................................          (26,503)      (23,871)
---------------------------------------------------------------------------------------------------------------------------

Capital Share Transactions:
   Proceeds from Shares Issued ...............................................            8,670        32,378
   Proceeds from Shares Issued in Lieu of
     Cash Distributions ......................................................           25,911        23,565
   Cost of Shares Redeemed ...................................................          (18,495)      (55,332)
---------------------------------------------------------------------------------------------------------------------------

     Increase in Net Assets From
       Capital Share Transactions ............................................           16,086           611
---------------------------------------------------------------------------------------------------------------------------

     Total Increase in Net Assets ............................................            1,157         3,426
---------------------------------------------------------------------------------------------------------------------------

Net Assets:
     Beginning of Period .....................................................           99,590        96,164
     Excess of Market Value Over Book Value of
       Securities Received in In-Kind Subscriptions ...........................              --            --
---------------------------------------------------------------------------------------------------------------------------

     End of Period ...........................................................        $ 100,747       $99,590
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
   Shares Issued and Redeemed
   Issued ....................................................................              600         2,198
   Issued in Lieu of Cash Distributions ......................................            2,320         1,832
   Redeemed ..................................................................           (1,237)       (3,691)

---------------------------------------------------------------------------------------------------------------------------
     Net Increase in Share Transactions .......................................           1,683           339
---------------------------------------------------------------------------------------------------------------------------

(1) The Turner Midcap Growth Fund began operations on October 1, 1996.
(2) The Turner Ultra Large Cap Growth Fund began operations on February 1, 1997.
(3) During 1997, the Fund received securities in-kind with unrealized appreciation approximating $50.
(4) Includes undistributed net investment income of $1 as of September 30, 1997. Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
                                                          18



      TURNER MIDCAP                      TURNER SMALL CAP                      TURNER ULTRA LARGE
       GROWTH FUND                          GROWTH FUND                          CAP GROWTH FUND
-------------------------       -----------------------------------    -----------------------------------
        FOR THE                              FOR THE                                FOR THE
 SIX-MONTH  TWELVE-MONTH              SIX-MONTH    TWELVE-MONTH              SIX-MONTH    EIGHT-MONTH
PERIOD ENDED PERIOD ENDED            PERIOD ENDED   PERIOD ENDED            PERIOD ENDED   PERIOD ENDED
  3/31/98    9/30/97(1)                3/31/98        9/30/97                 3/31/98      9/30/97(2)
==========================================================================================================
   $   (38)        $ (11)              $   (781)         $ (707)                 $  --             $ 1
       111           387                  4,396             754                     17              74

     2,281           284                 12,798          18,398                    175              14
-------------------------------------------------------------------------------------------------------

     2,354           660                 16,413          18,445                    192              89
-------------------------------------------------------------------------------------------------------

        --            --                     --              --                     (1)             --
      (358)          (18)                (2,669)         (1,689)                   (73)             --
-------------------------------------------------------------------------------------------------------

      (358)          (18)                (2,669)         (1,689)                   (74)             --
-------------------------------------------------------------------------------------------------------

    15,255         6,106                 54,657         134,196                    765             766

       320            17                  2,289           1,340                     73              --
    (2,181)       (1,670)               (36,123)        (66,255)                   (92)           (154)
------------------------------------------------------------------------------------------------------

    13,394         4,453                 20,823          69,281                    746             612
------------------------------------------------------------------------------------------------------


    15,390         5,095                 34,567          86,037                    864             701
------------------------------------------------------------------------------------------------------

     5,145            --                153,462          67,425                    701              --

        --            50(3)                  --              --                     --              --
------------------------------------------------------------------------------------------------------
   $ 20,535       $5,145(4)            $188,029        $153,462                 $1,565            $701
------------------------------------------------------------------------------------------------------

     1,069           518                  2,156           5,861                     60              72
        24             2                     99              62                      6              --
      (149)         (158)                (1,438)         (3,015)                    (7)            (15)
------------------------------------------------------------------------------------------------------
       944           362                    817           2,908                     59              57
------------------------------------------------------------------------------------------------------

        The accompanying notes are an integral part of the financial statements.
                                       19


For a Share Outstanding Throughout Each Period





          Net                    Realized and                              Net                       Net
         Asset         Net       Unrealized  Distributions Distributions   Asset                   Assets       Ratio
         Value      Investment    Gains or      from Net       from        Value                     End      of Expenses
       Beginning     Income      (Losses) on   Investment    Capital       End         Total      of Period   to Average
       of Period      (Loss)     Investments     Income       Gains     of Period     Return(5)     (000)     Net Assets
      ----------   --------    ------------  ----------   ----------   ---------    ----------   ---------  ------------
-------------------
GROWTH EQUITY FUND
-------------------
1998     $16.64      (0.01)         1.33          --        (4.82)       $13.14       13.03%      $100,747      1.00%+*
1997     $17.03      (0.03)         4.23          --        (4.59)       $16.64       32.61%      $ 99,590      1.02%+
1996 (7) $14.97       0.02          2.91        (0.02)      (0.85)       $17.03       20.61%      $ 96,164      1.06%+*
1995     $12.46       0.10          2.52        (0.11)         --        $14.97       21.15%      $115,819      1.03%+
1994     $13.12       0.10         (0.66)       (0.10)         --        $12.46       (4.28)%     $112,959      0.95%
1993     $10.40       0.09          2.72        (0.09)         --        $13.12       27.08%      $ 53,327      1.00%
1992 (1) $10.00       0.03          0.40        (0.03)         --        $10.40        6.95%      $  7,781      1.44%*
-------------------
MIDCAP GROWTH FUND
-------------------

1998     $14.22      (0.01)         2.01           --       (0.50)       $15.72       14.74%      $ 20,530      1.25%+*
1997 (2) $10.00      (0.03)         4.36           --       (0.11)       $14.22       43.77%      $  5,145      1.25%
----------------------
SMALL CAP GROWTH FUND
----------------------

1998     $26.35      (0.10)         2.50           --       (0.43)       $28.32        9.51%      $188,029      1.25%+*
1997     $23.13      (0.07)         3.80           --       (0.51)       $26.35       16.64%      $153,462      1.24%
1996 (7) $16.08      (0.08)         8.17           --       (1.04)       $23.13       52.90%      $ 67,425      1.25%*
1995     $10.90      (0.06)         5.24           --          --        $16.08       47.52%      $ 13,072      1.25%
1994 (3) $10.00      (0.02)         0.92           --          --        $10.90       12.35%      $  4,806      1.09%*
---------------------------
ULTRA LARGE CAP GROWTH FUND
---------------------------
1998     $12.28         --          2.21           --       (1.02)       $13.47       19.48%      $  1,565      1.00%*
1997 (4) $10.00       0.01          2.27           --          --        $12.28       22.80%      $    701      1.00%*



                                                Ratio of Net
                 Ratio of Net      Ratio of     Investment
                  Investment       Expenses    Income (Loss)
                     Income        to Average   to Average
                     (Loss)        Net Assets    Net Assets  Portfolio  Average
                   to Average      (Excluding   (Excluding   Turnover Commission
                   Net Assets       Waivers)       Waivers)    Rate
                 -------------     ----------  ------------  -------- ----------
-------------------
GROWTH EQUITY FUND
-------------------

1998                   (0.35)%+*      1.10%+*  (0.45)%+*     119.83%     $0.0600
1997                   (0.25)%+       1.05%+   (0.28)%+      178.21%     $0.0600
1996 (7)                0.03%+*       1.06%+*   0.03%+*      147.79%     $0.0600
1995                    0.69%+        1.03%+    0.69%+       177.86%        n/a
1994                    0.86%         1.08%     0.73%        164.81%        n/a
1993                    0.80%         1.52%     0.28%         88.35%        n/a
1992 (1)                0.73%*        2.55%*   (0.38)%*      205.00%        n/a
-------------------
MIDCAP GROWTH FUND
-------------------

1998                   (0.61)%+*      1.79%+*  (1.15)%+*     132.78%     $0.0600
1997 (2)               (0.62)%        7.96%    (7.33)%       348.29%     $0.0600
----------------------
SMALL CAP GROWTH FUND
----------------------
1998                   (0.99)%+*      1.34%+*  (1.08)%+*      76.96%     $0.0600
1997                   (0.84)%        1.33%    (0.93)%       130.68%     $0.0600
1996 (7)               (0.88)%*       1.54%*   (1.17)%*      149.00%     $0.0600
1995                   (0.68)%        2.39%    (1.82)%       183.49%        n/a
1994 (3)               (0.27)%*       4.32%*   (3.50)%*      173.92%        n/a
---------------------------
ULTRA LARGE CAP GROWTH FUND
---------------------------
1998                   (0.06)%*      10.41%*   (9.47)%*      102.25%     $0.0600
1997 (4)                0.20%*       26.45%*  (25.25)%*      346.47%     $0.0600




 *  Annualized
(1) The Turner Growth Equity Fund began operations on March 11, 1992.
(2) The Turner Midcap Growth Fund began operations on October 1, 1996.
(3) The Turner Small Cap Growth Fund began operations on February 7, 1994.
(4) The Turner Ultra Large Cap Growth Fund began operations on February 1, 1997.
(5) Returns are for the period indicated and have not been annualized.
(6) Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
(7) On April 19, 1996, the Board of Trustees of the Turner Funds voted to approve a tax-free reorganization of the Turner Funds. In connection with the reorganization, the Funds changed their fiscal year end from October 31 to September 30, effective September 30, 1996.
 + The Ratios of Expenses to Average Net Assets and Net Investment Income to Average Net Assets do not reflect the Advisor's use of arrangements whereby certain broker-dealers have agreed to pay certain expenses of the Turner Growth Equity Fund, the Turner Midcap Growth Fund and the Turner Small Cap Growth Fund in return for the direction of a percentage of the Fund's brokerage transactions. For the Turner Growth Equity Fund, these arrangements reduced the Ratio of Expenses to Average Net Assets to 1.04% (1.14% excluding waivers) for the six month period ended March 31, 1998, 0.96% for the year ended September 30, 1997, 0.94% for the eleven month period ended September 30, 1996 and 0.94% for the year ended October 31, 1995 and the Ratios of Net Investment Income (Loss) to Average Net Assets to (0.39%) ((0.49%) excluding waivers), (0.19%), 0.15% and 0.78% for the same periods described. For the Turner Midcap Growth Fund and the Turner Small Cap Growth Fund these arrangements reduced the Ratio of Expenses to Average Net Assets to 1.32% (1.86% excluding waivers) and 1.28% (1.37% excluding waivers), respectively for the six month period ended March 31, 1998 and the Ratio of Net Investment Income (Loss) to Average Net Assets to (0.68%) ((1.22%) excluding waivers) and (1.02%) ((1.11%) excluding waivers), respectively for the same period above.
 Amounts designated as "--" are either $0 or have been rounded to $0.

 The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                          TIP FUNDS
March 31, 1998                                                       (Unaudited)


1.  ORGANIZATION:
TIP FUNDS (the "Trust") a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with 12 funds. The financial statements included herein are those of the Turner Growth Equity Fund (the "Growth Equity Fund"), the Turner Midcap Growth Fund (the "Midcap Growth Fund"), the Turner Small Cap Growth Fund (the "Small Cap Growth Fund"), and the Turner Ultra Large Cap Growth Fund (the "Ultra Large Cap Growth Fund"). As of March 31, 1998 the Turner Fixed Income Fund had not commenced operations. Additionally, the Turner Small Cap Growth Fund was closed to new investors as of August 30, 1997. The assets of each fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Funds' prospectus provides a description of each Fund's investment objectives, policies, and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Funds.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

     FEDERAL INCOME TAXES -- It is each Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     NET ASSET VALUE PER SHARE -- The net asset value per share of each Fund is calculated on each business day, by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency

NOTES TO FINANCIAL STATEMENTS (Continued)                              TIP FUNDS
March 31, 1998                                                       (Unaudited)



     proceeding, realization of the collateral by the Funds may be delayed or limited.

     EXPENSES -- Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to Shareholders on a quarterly basis. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES: Certain officers of the Trust are also officers of SEI Fund Resources (the "Administrator") and/or SEI Investments Distribution Co.(the "Distributor"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

4.  ADMINISTRATION, SHAREHOLDER SERVICING, AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an agreement under which the Administrator provides management and administrative services for an annual fee of 0.12% of the average daily net assets of each of the Funds up to $75 million, 0.10% on the next $75 million, 0.09% on the next $150 million, 0.08% on the next $300 million, and 0.075% of such assets in excess on $600 million. There is a minimum annual fee of $75,000 per Fund payable to the Administrator for services rendered to the Funds under the Administration Agreement. During fiscal 1998, the Administrator has voluntarily waived a portion of its fee.

The Growth Equity Fund, the Turner Midcap Growth Fund, and the Turner Small Cap Growth Fund had directed certain portfolio trades to brokers who paid a portion of its expenses. For the period ended March 31, 1998, the Funds expenses were reduced by $19,257, $4,417 and $21,246 respectively, under this arrangement.

DST Systems, Inc., (the "Transfer Agent"), serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

NOTES TO FINANCIAL STATEMENTS (Concluded)                              TIP FUNDS
March 31, 1998                                                       (Unaudited)



The Trust and the Distributor are parties to a Distribution Agreement dated April 30, 1996. The Distributor receives no fees for its distribution services under this agreement.

5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
The Trust and Turner Investment Partners, Inc. (the "Adviser") are parties to an Investment Advisory Agreement dated April 30, 1996, under which the Adviser receives an annual fee equal to .75% of the average daily net assets of the Growth Equity, Midcap, and Ultra Large Cap Funds, 1.00% of those of the Small Cap Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses of the Growth Equity, Midcap, Small Cap, and Ultra Large Cap Funds in order to limit their total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than 1.00%, 1.25%, 1.25%, and 1.00%, respectively. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

CoreStates Bank, N.A. acts as custodian (the "Custodian") for the Funds. Fees of the Custodian are being paid on the basis of the net assets of the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Funds.




6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended March 31, 1998 are as follows
(000):
                                                ULTRA
                                       SMALL    LARGE
                   GROWTH    MIDCAP     CAP      CAP
                   EQUITY    GROWTH   GROWTH   GROWTH
                    FUND      FUND     FUND     FUND
                  ------------------------------------
Purchases
  Gov't           $     --  $    --  $     --   $   --
  Other            112,919   29,204   134,384    1,661
Sales
  Gov't           $     --  $    --  $     --   $   --
  Other            125,801   15,485   120,850      987

At March 31, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Funds at March 31, 1998, are as follows (000):


                                                 ULTRA
                                         SMALL   LARGE
                     GROWTH    MIDCAP     CAP     CAP
                     EQUITY    GROWTH   GROWTH  GROWTH
                      FUND      FUND     FUND    FUND
                     ----------------------------------
Aggregate gross
   unrealized
   appreciation     $20,732   $2,828   $42,053   $205
Aggregate gross
   unrealized
   depreciation        (597)    (213)   (2,194)   (16)
                    -------   ------   -------   ----
Net unrealized
   appreciation     $20,135   $2,615   $39,859   $189
                    =======   ======   =======   ====

TRUST
TIP Funds
P.O. Box 419805
Kansas City, MO 64141-6805


INVESTMENT ADVISOR
Turner Investment Partners, Inc.


DISTRIBUTOR
SEI Investments Distribution Co.


ADMINISTRATOR
SEI Fund Resources


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


INDEPENDENT AUDITORS
Ernst & Young LLP





        [Logo Omitted]
           TURNER
     INVESTMENT PARTNERS,
            INC.


To open an account, receive account information, make inquiries, or request literature:
1-800-224-6312








THIS REPORT WAS PREPARED FOR SHAREHOLDERS IN THE TIP FUNDS. IT MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A TIP FUNDS PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION.

TUR-F-018-05